Schedule of investments
Delaware Emerging Markets Debt Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 77.67%Δ
Argentina - 2.66%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	205,000	$188,600
Tecpetrol 144A 4.875% 12/12/22 #	235,000	212,381
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	170,000	154,700
YPF 144A 48.75% (BADLARPP + 4.00%) 7/7/20 #•	170,000	56,425
		612,106
Australia - 1.38%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	340,000	318,258
		318,258
Bahrain - 1.09%
Oil and Gas Holding 144A 7.625% 11/7/24 #	230,000	250,700
		250,700
Brazil - 13.65%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	201,700
Banco do Brasil 144A 4.875% 4/19/23 #	315,000	324,135
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	315,000	309,881
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #	270,000	297,257
CSN Resources 144A 7.625% 4/17/26 #	380,000	380,912
JBS Investments 144A 7.25% 4/3/24 #	200,000	207,970
JBS Investments II 144A 7.00% 1/15/26 #	245,000	255,535
Klabin Austria 144A 7.00% 4/3/49 #	200,000	200,240
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	208,550
Petrobras Global Finance
6.90% 3/19/49	95,000	95,237
7.25% 3/17/44	105,000	111,313
7.375% 1/17/27	130,000	145,080
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	189,000
Suzano Austria 144A 6.00% 1/15/29 #	200,000	214,500
		3,141,310
Chile - 4.51%
AES Gener 144A 7.125% 3/26/79 #µ	205,000	214,943
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	196,675
Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	207,385
Latam Finance 144A 7.00% 3/1/26 #	205,000	210,381
VTR Finance 144A 6.875% 1/15/24 #	200,000	207,750
		1,037,134
China - 5.39%
Baidu 3.875% 9/29/23	200,000	204,041
Bank of China 144A 5.00% 11/13/24 #	205,000	217,152
BOC Aviation 144A 2.375% 9/15/21 #	200,000	195,512
JD. com 3.125% 4/29/21	200,000	199,226
State Grid Overseas Investment 2016 144A
2.25% 5/4/20 #	210,000	208,651

	NQ-227 [4/19] 6/19 (869636) 1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Tencent Holdings 144A 3.975% 4/11/29 #	215,000	$217,006
		1,241,588
Colombia - 1.85%
Geopark 144A 6.50% 9/21/24 #	200,000	203,000
Millicom International Cellular 144A 6.25% 3/25/29 #	215,000	221,987
		424,987
Dominican Republic - 0.93%
AES Andres 144A 7.95% 5/11/26 #	200,000	213,750
		213,750
Ecuador - 1.01%
International Airport Finance 144A 12.00% 3/15/33 #	215,000	231,877
		231,877
Georgia - 0.89%
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	204,039
		204,039
Ghana - 1.09%
Tullow Oil 144A 7.00% 3/1/25 #	245,000	250,513
		250,513
Guatemala - 0.90%
Comunicaciones Celulares via Comcel Trust 144A
6.875% 2/6/24 #	200,000	207,625
		207,625
Hong Kong - 0.86%
CK Hutchison International 17 144A 2.875% 4/5/22 #	200,000	199,035
		199,035
India - 0.87%
ICICI Bank 144A 4.00% 3/18/26 #	200,000	199,596
		199,596
Indonesia - 0.86%
Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	198,156
		198,156
Israel - 3.02%
Israel Chemicals 144A 6.375% 5/31/38 #	250,000	274,528
Israel Electric 144A 5.00% 11/12/24 #	200,000	213,428
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	200,000	206,180
		694,136
Jamaica - 0.28%
Digicel Group Two 144A PIK 9.125% 4/1/24 # ✤	200,855	65,278
		65,278

2 NQ-227 [4/19] 6/19 (869636)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kazakhstan - 1.83%
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	$222,080
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	198,206
		420,286
Kuwait - 1.10%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	252,780
		252,780
Macau - 1.01%
Sands China 5.125% 8/8/25	220,000	232,439
		232,439
Malaysia - 1.30%
Resorts World Las Vegas 144A 4.625% 4/16/29 #	300,000	298,179
		298,179
Mexico - 6.72%
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	153,075
144A 5.95% 10/1/28 #µ	205,000	215,865
BBVA Bancomer 144A 5.125% 1/18/33 #µ	200,000	190,250
Cydsa 144A 6.25% 10/4/27 #	200,000	197,252
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	203,752
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	240,000	206,160
Mexichem 144A 5.50% 1/15/48 #	220,000	210,377
Petroleos Mexicanos 6.75% 9/21/47	185,000	170,848
		1,547,579
Morocco - 0.87%
OCP 144A 4.50% 10/22/25 #	200,000	199,180
		199,180
Panama - 0.90%
C&W Senior Financing 144A 7.50% 10/15/26 #	200,000	208,000
		208,000
Peru - 0.86%
Kallpa Generacion 144A 4.125% 8/16/27 #	200,000	198,702
		198,702
Republic of Korea - 1.77%
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	198,355
Woori Bank 144A 4.75% 4/30/24 #	200,000	209,529
		407,884
Russia - 3.04%
Gazprom OAO via Gaz Capital 144A 4.95% 3/23/27 #	260,000	264,781
Novolipetsk Steel via Steel Funding DAC 144A
4.00% 9/21/24 #	200,000	195,501

NQ-227 [4/19] 6/19 (869636) 3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Russia (continued)
Phosagro OAO via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	240,000	$240,302
		700,584
Saudi Arabia - 1.70%
Saudi Arabian Oil
144A 4.25% 4/16/39 #	200,000	195,568
144A 4.375% 4/16/49 #	200,000	195,452
		391,020
Singapore - 1.11%
DBS Group Holdings 144A 4.52% 12/11/28 #µ	245,000	254,663
		254,663
South Africa - 3.68%
Growthpoint Properties International 144A
5.872% 5/2/23 #	200,000	206,168
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	208,805
SASOL Financing USA
5.875% 3/27/24	200,000	212,374
6.50% 9/27/28	200,000	219,514
		846,861
Spain - 0.79%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	182,302
		182,302
Switzerland - 1.00%
Syngenta Finance 144A 5.182% 4/24/28 #	225,000	230,380
		230,380
Turkey - 3.27%
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	205,000	168,136
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	185,080
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	200,000	192,010
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	207,165
		752,391
Ukraine - 2.69%
Kernel Holding 144A 8.75% 1/31/22 #	220,000	225,774
MHP 144A 7.75% 5/10/24 #	200,000	202,780
MHP LUX 144A 6.95% 4/3/26 #	200,000	191,515
		620,069
United Arab Emirates - 1.93%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	211,500
ADES International Holding 144A 8.625% 4/24/24 #	230,000	232,875
		444,375

4 NQ-227 [4/19] 6/19 (869636)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Zambia - 0.86%
First Quantum Minerals 144A 7.25% 4/1/23 #	200,000	$198,250
		198,250
Total Corporate Bonds (cost $17,774,657)		17,876,012

Regional Bond – 0.46%Δ
Argentina - 0.46%
Provincia de Cordoba 144A 7.125% 8/1/27 #	155,000	106,175
Total Regional Bond (cost $154,986)		106,175

Sovereign Bonds – 15.74%Δ
Argentina - 0.43%
Argentine Republic Government International Bond
5.625% 1/26/22	125,000	98,000
		98,000
Bermuda - 0.87%
Bermuda Government International Bond 144A
3.717% 1/25/27 #	200,000	201,250
		201,250
Dominican Republic - 1.49%
Dominican Republic International Bond 144A
6.00% 7/19/28 #	325,000	343,687
		343,687
Egypt - 1.78%
Egypt Government International Bonds
144A 7.60% 3/1/29 #	200,000	202,020
144A 8.70% 3/1/49 #	200,000	206,809
		408,829
Ghana - 1.39%
Ghana Government International Bond 144A
7.875% 3/26/27 #	315,000	320,484
		320,484
Ivory Coast - 0.79%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	200,000	182,648
		182,648
Jordan - 1.08%
Jordan Government International Bond 144A
5.75% 1/31/27 #	255,000	249,477
		249,477

NQ-227 [4/19] 6/19 (869636) 5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mongolia - 0.89%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	$203,951
		203,951
Nigeria - 0.90%
Nigeria Government International Bond 144A
7.875% 2/16/32 #	200,000	207,299
		207,299
Qatar - 0.91%
Qatar Government International Bond 144A
4.00% 3/14/29 #	200,000	208,610
		208,610
Russia - 0.88%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #	200,000	201,585
		201,585
Senegal - 1.00%
Senegal Government International Bond 144A
6.75% 3/13/48 #	250,000	230,953
		230,953
Turkey - 0.85%
Turkey Government International Bond 7.625% 4/26/29	200,000	195,014
		195,014
Ukraine - 0.81%
Ukraine Government International Bond 144A
7.75% 9/1/26 #	200,000	186,705
		186,705
Uruguay - 0.79%
Uruguay Government International Bond 4.375% 1/23/31	175,000	182,658
		182,658
Uzbekistan - 0.88%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	200,000	202,908
		202,908
Total Sovereign Bonds (cost $3,622,015)		3,624,058

Supranational Bank – 1.05%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #	240,000	241,144
Total Supranational Bank (cost $235,378)		241,144

6 NQ-227 [4/19] 6/19 (869636)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 3.17%
Money Market Mutual Funds - 3.17%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.33%)	145,745	$145,745
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.31%)	145,745	145,745
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.36%)	145,745	145,745
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.34%)	145,745	145,745
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.29%)	145,745	145,745
Total Short-Term Investments (cost $728,725)		728,725

Total Value of Securities – 98.09%
(cost $22,515,761)		22,576,114

Receivables and Other Assets Net of Liabilities – 1.91%		439,552
Net Assets Applicable to 2,753,850 Shares Outstanding – 100.00%		$23,015,666

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2019, the aggregate value of Rule 144A securities was $19,575,465, which represents
85.05% of the Fund’s net assets.
✤ PIK. 100% of the income received was in the form of both cash and par.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019.
Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-227 [4/19] 6/19 (869636) 7

Schedule of investments

Delaware Emerging Markets Debt Fund (Unaudited)

The following foreign currency exchange contracts and futures contracts were outstanding at
April 30, 2019:

Foreign Currency Exchange Contracts
	Contracts to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
CITI	COP 706,330,000	USD (225,890)	6/14/19	$(7,941)

Futures Contracts

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Depreciation	Brokers

(3) US Treasury Long Bonds	$(442,406)	$(436,454)	6/19/19	$(5,952)	$(1,500)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BADLARPP – Argentina Term Deposit Rate
CITI – Citibank, N.A.
COP – Colombian Peso
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar

8 NQ-227 [4/19] 6/19 (869636)

Schedule of investments
Delaware Strategic Income Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 7.18%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 5.327% (LIBOR01M + 2.85%)
11/25/29 •	25,000	$26,006
Series 2018-C02 2M2 4.677% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 •	545,000	547,614
Series 2018-C03 1M2 4.627% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	590,000	592,980
Series 2018-C05 1M2 4.827% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	585,000	592,366
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	58,500	10,065
Fannie Mae REMICs
Series 2008-15 SB 4.123% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 S•	15,432	2,501
Series 2012-44 IK 3.50% 12/25/31 S	31,453	3,004
Series 2012-115 MI 3.50% 3/25/42 S	39,648	4,170
Series 2012-118 AI 3.50% 11/25/37 S	84,167	6,874
Series 2012-128 IC 3.00% 11/25/32 S	130,526	16,419
Series 2012-146 IO 3.50% 1/25/43 S	113,043	21,983
Series 2013-7 EI 3.00% 10/25/40 S	77,941	8,473
Series 2013-26 ID 3.00% 4/25/33 S	148,551	18,777
Series 2013-35 IB 3.00% 4/25/33 S	137,161	17,505
Series 2013-35 IG 3.00% 4/25/28 S	50,425	4,223
Series 2013-38 AI 3.00% 4/25/33 S	144,950	18,010
Series 2013-41 HI 3.00% 2/25/33 S	114,614	11,104
Series 2013-45 PI 3.00% 5/25/33 S	47,691	6,040
Series 2013-103 SK 3.443% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 S•	330,299	63,036
Series 2014-64 IT 3.50% 6/25/41 S	32,620	2,741
Series 2015-66 ID 3.50% 5/25/42 S	193,190	18,236
Series 2015-89 AZ 3.50% 12/25/45	21,410	22,370
Series 2016-6 AI 3.50% 4/25/34 S	86,581	10,059
Series 2016-33 DI 3.50% 6/25/36 S	213,282	30,553
Series 2016-36 SB 3.523% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 S•	69,544	8,306
Series 2016-40 IO 3.50% 7/25/36 S	57,436	8,773
Series 2016-50 IB 3.00% 2/25/46 S	80,839	11,570
Series 2016-62 SA 3.523% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 S•	241,819	48,847
Series 2016-64 CI 3.50% 7/25/43 S	86,643	10,277
Series 2016-83 PI 3.50% 7/25/45 S	73,912	9,250
Series 2016-99 DI 3.50% 1/25/46 S	81,070	13,860
Series 2017-4 AI 3.50% 5/25/41 S	88,929	8,407
Series 2017-4 BI 3.50% 5/25/41 S	69,028	8,598

	NQ-023 [4/19] 6/19 (869262) 1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-12 JI 3.50% 5/25/40 S	65,686	$6,842
Series 2017-15 NZ 3.50% 3/25/47	34,517	33,516
Series 2017-25 BL 3.00% 4/25/47	16,000	15,591
Series 2017-61 TB 3.00% 8/25/44	26,000	24,702
Series 2017-77 HZ 3.50% 10/25/47	46,503	45,746
Freddie Mac REMICs
Series 4135 AI 3.50% 11/15/42 S	90,680	16,501
Series 4146 IA 3.50% 12/15/32 S	109,937	16,502
Series 4181 DI 2.50% 3/15/33 S	74,247	8,650
Series 4185 LI 3.00% 3/15/33 S	116,261	14,656
Series 4186 IB 3.00% 3/15/33 S	62,006	7,800
Series 4191 CI 3.00% 4/15/33 S	49,253	6,243
Series 4494 SA 3.707% (6.18% minus LIBOR01M, Cap
6.18%) 7/15/45 S•	57,130	10,909
Series 4504 IO 3.50% 5/15/42 S	44,093	4,126
Series 4543 HI 3.00% 4/15/44 S	66,344	9,881
Series 4644 GI 3.50% 5/15/40 S	70,232	7,854
Series 4657 PS 3.527% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 S•	151,969	28,350
Series 4665 NI 3.50% 7/15/41 S	270,307	28,114
Series 4673 WI 3.50% 9/15/43 S	77,555	8,830
Series 4690 WI 3.50% 12/15/43 S	84,097	12,001
Series 4703 CI 3.50% 7/15/42 S	135,765	12,193
Freddie Mac Strips
Series 319 S2 3.527% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 S•	52,202	10,090
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.727% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 •	250,000	267,520
Series 2018-HQA1 M2 4.777% (LIBOR01M + 2.30%)
9/25/30 •	555,000	559,908
GNMA
Series 2011-157 SG 4.119% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 S•	61,188	12,503
Series 2013-113 LY 3.00% 5/20/43	22,000	21,388
Series 2015-74 CI 3.00% 10/16/39 S	112,797	12,546
Series 2015-142 AI 4.00% 2/20/44 S	37,811	3,791
Series 2016-108 SK 3.569% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 S•	180,246	37,676
Series 2016-118 ES 3.619% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	91,503	17,499
Series 2016-126 NS 3.619% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	108,209	20,622

2 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-156 PB 2.00% 11/20/46	46,000	$38,147
Series 2016-163 XI 3.00% 10/20/46 S	160,412	18,680
Series 2017-18 IQ 4.00% 12/16/43 S	79,744	14,057
Series 2017-18 QS 3.623% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 S•	123,418	22,076
Series 2017-34 DY 3.50% 3/20/47	20,000	20,362
Series 2017-56 JZ 3.00% 4/20/47	32,914	30,289
Series 2017-101 AI 4.00% 7/20/47 S	86,269	12,759
Series 2017-101 TI 4.00% 3/20/44 S	105,126	11,774
Series 2017-107 QZ 3.00% 8/20/45	22,131	20,450
Series 2017-113 LB 3.00% 7/20/47	55,000	52,518
Series 2017-116 ZL 3.00% 6/20/47	43,207	39,019
Series 2017-130 YJ 2.50% 8/20/47	25,000	23,383
Series 2017-141 JS 3.719% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	107,868	21,439
Series 2018-1 ST 3.719% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 S•	181,934	35,162
Series 2018-46 AS 3.719% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	220,058	46,843
Total Agency Collateralized Mortgage Obligations (cost $3,923,967)		3,872,505

Agency Commercial Mortgage-Backed Securities – 2.47%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	80,000	78,896
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.354% 2/25/47 #•	50,000	52,035
Series 2013-K25 C 144A 3.743% 11/25/45 #•	45,000	45,362
Series 2013-K712 B 144A 3.465% 5/25/45 #•	60,000	60,011
Series 2013-K713 B 144A 3.263% 4/25/46 #•	35,000	35,044
Series 2013-K713 C 144A 3.263% 4/25/46 #•	105,000	104,881
Series 2014-K717 B 144A 3.753% 11/25/47 #•	35,000	35,486
Series 2014-K717 C 144A 3.753% 11/25/47 #•	20,000	20,151
Series 2015-K48 B 144A 3.762% 8/25/48 #•	500,000	498,248
Series 2015-K721 B 144A 3.681% 11/25/47 #•	235,000	237,876
Series 2016-K53 B 144A 4.156% 3/25/49 #•	50,000	51,111
Series 2016-K722 B 144A 3.97% 7/25/49 #•	75,000	75,975
Series 2017-K71 B 144A 3.882% 11/25/50 #•	35,000	34,890
Total Agency Commercial Mortgage-Backed Securities (cost $1,327,822)		1,329,966

NQ-023 [4/19] 6/19 (869262) 3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 0.17%
Fannie Mae S. F. 30 yr
5.00% 7/1/47	7,787	$8,366
5.50% 8/1/48	54,339	59,023
6.00% 7/1/41	22,440	25,100
Total Agency Mortgage-Backed Securities (cost $92,391)		92,489

Collateralized Debt Obligations – 0.55%
Venture CDO
Series 2016-25A A1 144A 4.082% (LIBOR03M + 1.49%)
4/20/29 #•	100,000	100,034
Venture XXIV CLO
Series 2016-24A A1D 144A 4.012% (LIBOR03M +
1.42%) 10/20/28 #•	195,000	195,305
Total Collateralized Debt Obligations (cost $293,830)		295,339

Corporate Bonds – 61.39%
Banking - 9.31%
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	200,000	164,035
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	196,675
Bank of America 3.458% 3/15/25 µ	145,000	146,566
Bank of Montreal 3.30% 2/5/24	60,000	60,749
BB&T
3.75% 12/6/23	135,000	139,918
3.875% 3/19/29	15,000	15,303
Citigroup 3.98% 3/20/30 µ	105,000	106,932
Citizens Bank 3.70% 3/29/23	250,000	256,832
Credit Suisse Group
144A 6.25% #µy	300,000	306,817
144A 7.50% #µy	325,000	341,052
Fifth Third Bancorp
3.65% 1/25/24	125,000	128,541
3.95% 3/14/28	115,000	119,554
JPMorgan Chase & Co.
3.702% 5/6/30 µ	40,000	40,161
6.75% µy	240,000	266,028
Morgan Stanley
3.958% (LIBOR03M + 1.22%) 5/8/24 •	80,000	81,202
4.431% 1/23/30 µ	50,000	52,898
5.00% 11/24/25	35,000	37,779
PNC Financial Services Group 3.45% 4/23/29	145,000	146,558
Popular 6.125% 9/14/23	250,000	260,625
Regions Financial 3.80% 8/14/23	75,000	77,346
Royal Bank of Scotland Group 8.625% µy	600,000	646,500

4 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Santander UK 144A 5.00% 11/7/23 #	215,000	$223,976
SunTrust Banks
3.00% 2/2/23	95,000	95,322
4.00% 5/1/25	60,000	62,744
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	200,000	197,300
UBS Group Funding Switzerland 6.875% µy	200,000	206,986
USB Capital IX 3.617% (LIBOR03M + 1.02%) y•	705,000	561,684
Zions Bancorporation 4.50% 6/13/23	75,000	78,104
		5,018,187
Basic Industry - 7.89%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	418,806
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	196,750
Cleveland-Cliffs 5.75% 3/1/25	195,000	194,269
CSN Resources 144A 7.625% 4/17/26 #	275,000	275,660
DowDuPont
4.725% 11/15/28	40,000	43,650
5.419% 11/15/48	65,000	75,227
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	198,259
Georgia-Pacific 8.00% 1/15/24	170,000	207,361
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	245,575
Mexichem 144A 5.50% 1/15/48 #	200,000	191,252
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	58,575
Novolipetsk Steel Via Steel Funding DAC 144A 4.00%
9/21/24 #	200,000	195,501
OCP 144A 4.50% 10/22/25 #	400,000	398,359
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	185,080
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	200,252
RPM International 4.55% 3/1/29	60,000	61,387
SASOL Financing USA 5.875% 3/27/24	400,000	424,749
Suzano Austria 144A 6.00% 1/15/29 #	200,000	214,500
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	227,053
Vedanta Resources 144A 7.125% 5/31/23 #	200,000	195,850
Westlake Chemical 4.375% 11/15/47	50,000	45,373
		4,253,488
Brokerage - 1.58%
E*TRADE Financial 3.80% 8/24/27	65,000	63,446
Jefferies Group
4.15% 1/23/30	30,000	27,965
6.45% 6/8/27	60,000	66,183
6.50% 1/20/43	365,000	381,070

NQ-023 [4/19] 6/19 (869262) 5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
4.375% 3/11/29	25,000	$25,555
4.50% 9/19/28	100,000	103,502
NFP 144A 6.875% 7/15/25 #	185,000	182,687
		850,408
Capital Goods - 4.13%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	297,950
BWAY Holding 144A 7.25% 4/15/25 #	103,000	100,683
EnPro Industries 144A 5.75% 10/15/26 #	175,000	180,250
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	203,752
Ingersoll-Rand Luxembourg Finance
3.50% 3/21/26	20,000	20,130
3.80% 3/21/29	100,000	100,976
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	190,000	195,557
nVent Finance 4.55% 4/15/28	90,000	90,362
Standard Industries 144A 6.00% 10/15/25 #	255,000	267,485
TransDigm 6.375% 6/15/26	200,000	201,250
United Rentals North America 5.875% 9/15/26	344,000	360,340
United Technologies 3.65% 8/16/23	200,000	205,017
		2,223,752
Communications - 6.73%
Altice Luxembourg 144A 7.75% 5/15/22 #	200,000	204,250
AT&T 4.35% 3/1/29	115,000	119,001
CCO Holdings 144A 5.875% 5/1/27 #	235,000	244,694
Charter Communications Operating
4.464% 7/23/22	50,000	51,898
5.05% 3/30/29	30,000	31,797
Comcast 3.70% 4/15/24	165,000	170,868
Crown Castle International
3.80% 2/15/28	150,000	149,819
4.30% 2/15/29	35,000	36,184
CSC Holdings 144A 7.75% 7/15/25 #	250,000	269,297
Digicel Group Two 144A PIK 9.125% 4/1/24 #✤	200,855	65,278
Discovery Communications 5.20% 9/20/47	65,000	64,864
Fox 144A 5.576% 1/25/49 #	75,000	85,311
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,980
Level 3 Financing 5.375% 5/1/25	150,000	153,165
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	208,805
Radiate Holdco 144A 6.625% 2/15/25 #	200,000	197,500
Rogers Communications 4.35% 5/1/49	50,000	50,644
Sprint 7.875% 9/15/23	280,000	291,900
Telefonica Emisiones 5.52% 3/1/49	150,000	161,218

6 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Cable 7.30% 7/1/38	170,000	$199,203
Time Warner Entertainment 8.375% 3/15/23	80,000	93,879
Verizon Communications
144A 4.016% 12/3/29 #	40,000	41,799
4.50% 8/10/33	145,000	155,754
4.522% 9/15/48	60,000	62,343
Viacom 4.375% 3/15/43	110,000	100,015
Vodafone Group 7.00% 4/4/79 µ	35,000	36,834
Warner Media 4.85% 7/15/45	105,000	107,563
Zayo Group 6.375% 5/15/25	170,000	173,613
		3,626,476
Consumer Cyclical - 3.48%
AMC Entertainment Holdings 6.125% 5/15/27	265,000	248,106
Atento Luxco 1 144A 6.125% 8/10/22 #	95,000	96,215
Best Buy 4.45% 10/1/28	45,000	45,938
General Motors Financial
4.35% 4/9/25	95,000	96,985
5.10% 1/17/24	55,000	58,253
Golden Nugget 144A 8.75% 10/1/25 #	86,000	90,300
Home Depot 4.50% 12/6/48	70,000	76,701
Lowe’s
4.05% 5/3/47	20,000	18,827
4.55% 4/5/49	90,000	91,464
M/I Homes 5.625% 8/1/25	200,000	197,250
Prime Security Services Borrower
144A 5.75% 4/15/26 #	65,000	65,894
144A 9.25% 5/15/23 #	50,000	52,791
Resorts World Las Vegas 144A 4.625% 4/16/29 #	200,000	198,786
Sands China 5.125% 8/8/25	200,000	211,308
Scientific Games International
10.00% 12/1/22	127,000	134,144
144A 8.25% 3/15/26 #	135,000	140,231
Target 3.375% 4/15/29	50,000	50,746
		1,873,939
Consumer Non-Cyclical - 5.25%
AbbVie 4.25% 11/14/28	75,000	76,886
Altria Group 4.80% 2/14/29	65,000	67,470
Anheuser-Busch 144A 3.65% 2/1/26 #	55,000	55,286
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	25,000	26,768
BAT Capital
2.764% 8/15/22	100,000	98,661
3.222% 8/15/24	80,000	78,347

	NQ-023 [4/19] 6/19 (869262) 7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bunge Finance 4.35% 3/15/24	80,000	$81,394
Charles River Laboratories International 144A 5.50%
4/1/26 #	180,000	188,775
Cigna
144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #•	155,000	154,435
144A 4.125% 11/15/25 #	150,000	155,184
Conagra Brands 3.80% 10/22/21	130,000	132,685
CVS Health
4.10% 3/25/25	70,000	71,279
4.30% 3/25/28	110,000	110,906
Eli Lilly & Co. 3.95% 3/15/49	20,000	20,348
IHS Markit
3.625% 5/1/24	20,000	20,089
4.25% 5/1/29	80,000	80,138
JBS Investments 144A 7.25% 4/3/24 #	200,000	207,970
JBS Investments II 144A 7.00% 1/15/26 #	200,000	208,600
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	208,550
Mars
144A 3.875% 4/1/39 #	15,000	14,935
144A 3.95% 4/1/49 #	80,000	79,206
MHP 144A 6.95% 4/3/26 #	200,000	191,515
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	108,000	108,832
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	130,883
Surgery Center Holdings 144A 6.75% 7/1/25 #	60,000	56,100
Teva Pharmaceutical Finance Netherlands III 6.00%
4/15/24	200,000	203,628
		2,828,870
Electric - 4.51%
Ausgrid Finance
144A 3.85% 5/1/23 #	75,000	76,521
144A 4.35% 8/1/28 #	45,000	46,543
Avangrid 3.15% 12/1/24	105,000	103,784
Calpine
144A 5.25% 6/1/26 #	125,000	125,625
5.75% 1/15/25	85,000	84,363
CenterPoint Energy 3.85% 2/1/24	40,000	41,036
Cleveland Electric Illuminating 5.50% 8/15/24	170,000	185,768
ComEd Financing III 6.35% 3/15/33	75,000	77,905
Consumers Energy 4.35% 4/15/49	25,000	27,448
Dominion Energy
3.90% 10/1/25	35,000	36,429
4.60% 3/15/49	65,000	67,387

8 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
DTE Electric 3.95% 3/1/49	125,000	$127,605
Duke Energy Ohio 3.65% 2/1/29	85,000	88,075
Entergy Louisiana 4.00% 3/15/33	155,000	162,797
Interstate Power & Light 4.10% 9/26/28	150,000	157,907
IPALCO Enterprises 3.70% 9/1/24	90,000	91,098
Israel Electric 144A 5.00% 11/12/24 #	200,000	213,428
Louisville Gas & Electric 4.25% 4/1/49	95,000	100,320
MidAmerican Energy 4.25% 7/15/49	115,000	123,049
NextEra Energy Capital Holdings
2.90% 4/1/22	115,000	115,430
3.15% 4/1/24	60,000	60,260
5.65% 5/1/79 µ	15,000	15,271
PacifiCorp 3.50% 6/15/29	45,000	45,974
Southern California Edison
4.20% 3/1/29	15,000	15,474
4.875% 3/1/49	40,000	42,579
Southwestern Electric Power 4.10% 9/15/28	190,000	199,213
		2,431,289
Energy - 10.75%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	211,500
ADES International Holding 144A 8.625% 4/24/24 #	200,000	202,500
AmeriGas Partners 5.875% 8/20/26	105,000	110,241
Chesapeake Energy 8.00% 1/15/25	115,000	117,013
Continental Resources 3.80% 6/1/24	30,000	30,345
Diamond Offshore Drilling 7.875% 8/15/25	235,000	229,713
Enbridge 6.25% 3/1/78 µ	35,000	35,569
Enbridge Energy Partners 5.50% 9/15/40	25,000	28,065
Energy Transfer Operating
5.25% 4/15/29	40,000	43,111
6.25% 4/15/49	20,000	22,531
6.625% µy	100,000	95,171
Energy Transfer Partners 5.00% 10/1/22	100,000	105,313
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	203,678
Genesis Energy 6.50% 10/1/25	183,000	184,373
Gulfport Energy 6.00% 10/15/24	285,000	251,336
Husky Energy 4.40% 4/15/29	80,000	81,507
KazMunayGas National 144A 6.375% 10/24/48 #	400,000	444,160
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	198,206
Marathon Oil
2.80% 11/1/22	100,000	99,107
4.40% 7/15/27	110,000	113,876
Murphy Oil 6.875% 8/15/24	290,000	304,079

	NQ-023 [4/19] 6/19 (869262) 9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy 3.90% 11/15/24	205,000	$209,421
ONEOK 7.50% 9/1/23	90,000	104,074
Petrobras Global Finance 7.375% 1/17/27	330,000	368,280
Petroleos Mexicanos
4.625% 9/21/23	395,000	393,420
6.75% 9/21/47	25,000	23,087
Precision Drilling
144A 7.125% 1/15/26 #	120,000	121,200
7.75% 12/15/23	220,000	229,900
Sabine Pass Liquefaction 5.75% 5/15/24	280,000	307,464
Saudi Arabian Oil 144A 4.25% 4/16/39 #	200,000	195,567
Schlumberger Holdings 144A 4.30% 5/1/29 #	110,000	113,681
Southwestern Energy 7.75% 10/1/27	465,000	473,137
Whiting Petroleum 6.625% 1/15/26	123,000	122,849
YPF 144A 48.75% (BADLARPP + 4.00%) 7/7/20 #•	65,000	21,574
		5,795,048
Finance Companies - 0.90%
Aviation Capital Group 144A 4.375% 1/30/24 #	145,000	148,845
Avolon Holdings Funding
144A 3.625% 5/1/22 #	15,000	15,049
144A 3.95% 7/1/24 #	60,000	59,707
144A 4.375% 5/1/26 #	35,000	34,837
International Lease Finance 8.625% 1/15/22	200,000	227,027
		485,465
Insurance - 2.74%
AssuredPartners 144A 7.00% 8/15/25 #	225,000	213,750
Brighthouse Financial 3.70% 6/22/27	70,000	64,848
Harborwalk Funding Trust 144A 5.077% 2/15/69 #µ	100,000	105,601
HUB International 144A 7.00% 5/1/26 #	225,000	227,531
Marsh & McLennan 4.375% 3/15/29	115,000	123,033
MetLife 5.25% 12/29/49 µy	145,000	146,802
Progressive 4.00% 3/1/29	60,000	63,810
Prudential Financial 4.35% 2/25/50	120,000	126,279
USI 144A 6.875% 5/1/25 #	200,000	199,750
Voya Financial 4.70% 1/23/48 µ	65,000	57,253
XLIT
5.054% (LIBOR03M + 2.458%) y•	65,000	63,324
5.50% 3/31/45	75,000	83,142
		1,475,123

10 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas - 0.36%
Brooklyn Union Gas 144A 3.865% 3/4/29 #	130,000	$134,535
NiSource 5.65% µy	60,000	60,262
		194,797
REITs - 0.35%
Corporate Office Properties 5.25% 2/15/24	85,000	89,648
Hospitality Properties Trust 4.50% 3/15/25	100,000	101,341
		190,989
Technology - 2.19%
Broadcom
144A 3.125% 4/15/21 #	180,000	179,909
144A 4.25% 4/15/26 #	95,000	94,063
CommScope Technologies 144A 5.00% 3/15/27 #	125,000	117,031
KLA-Tencor 4.10% 3/15/29	30,000	30,860
Microchip Technology
144A 3.922% 6/1/21 #	280,000	284,145
144A 4.333% 6/1/23 #	85,000	87,389
NXP
144A 4.125% 6/1/21 #	200,000	204,162
144A 4.875% 3/1/24 #	175,000	185,381
		1,182,940
Transportation - 0.85%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	187,211
Avis Budget Car Rental 144A 6.375% 4/1/24 #	55,000	57,406
DAE Funding 144A 5.75% 11/15/23 #	160,000	168,000
United Airlines 2019-1 Class AA Pass-Through Trust
4.15% 8/25/31 ◆	45,000	46,307
		458,924
Utilities - 0.37%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	201,700
		201,700

Total Corporate Bonds (cost $32,997,978)		33,091,395

Municipal Bonds – 3.83%
Bay Area, California Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	257,880
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	1,000,000	950,020
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	90,000	130,955

NQ-023 [4/19] 6/19 (869262) 11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	$61,036
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	206,558
Tarrant County Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625%
11/15/37	400,000	456,204

Total Municipal Bonds (cost $2,021,271)		2,062,653

Non-Agency Asset-Backed Securities – 5.49%
American Express Credit Account Master Trust
Series 2018-3 A 2.793% (LIBOR01M + 0.32%)
10/15/25 •	100,000	99,780
Series 2018-9 A 2.853% (LIBOR01M + 0.38%)
4/15/26 •	400,000	399,403
Citibank Credit Card Issuance Trust
Series 2017-A7 A7 2.844% (LIBOR01M + 0.37%)
8/8/24 •	500,000	500,798
Series 2018-A2 A2 2.817% (LIBOR01M + 0.33%)
1/20/25 •	500,000	499,450
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.241% 11/25/36 •	300,000	307,143
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	100,000	99,853
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	49,750	50,349
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	45,500	45,332
PFS Financing
Series 2018-A A 144A 2.873% (LIBOR01M + 0.40%)
2/15/22 #•	100,000	99,976
Series 2018-E A 144A 2.923% (LIBOR01M + 0.45%)
10/15/22 #•	145,000	145,010
Tesla Auto Lease Trust
Series 2018-A B 144A 2.75% 2/20/20 #	215,000	214,816
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	41,326	40,972
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	48,435	47,959
Series 2017-1 A1 144A 2.75% 10/25/56 #•	61,116	60,287
Series 2017-2 A1 144A 2.75% 4/25/57 #•	63,208	62,453
Series 2018-1 A1 144A 3.00% 1/25/58 #•	79,863	79,132

12 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.667% (LIBOR01M + 0.18%)
7/20/21 •	84,012	$84,053
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.973% (LIBOR01M + 0.50%)
11/15/22 #•	75,000	75,194
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	49,375	48,962
Total Non-Agency Asset-Backed Securities
(cost $2,920,943)		2,960,922

Non-Agency Collateralized Mortgage Obligations – 6.36%
Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 144A 4.00% 4/25/49 #•	550,000	559,363
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 4.927% (LIBOR01M +
2.45%) 7/25/31 #•	575,000	586,157
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	40,154	40,168
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #•	85,322	85,160
Series 2018-5 A7 144A 4.00% 9/25/48 #•	85,065	86,031
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	63,166	63,301
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	16,924	16,980
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	31,979	33,904
Series 2007-A1 7A4 4.605% 7/25/35 •	50,725	46,030
Series 2014-2 B1 144A 3.411% 6/25/29 #•	62,126	62,495
Series 2014-2 B2 144A 3.411% 6/25/29 #•	62,126	62,151
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	100,000	100,014
Series 2015-4 B1 144A 3.624% 6/25/45 #•	91,131	92,046
Series 2015-4 B2 144A 3.624% 6/25/45 #•	91,131	90,952
Series 2015-5 B2 144A 3.283% 5/25/45 #•	94,497	93,758
Series 2015-6 B1 144A 3.611% 10/25/45 #•	90,263	91,300
Series 2015-6 B2 144A 3.611% 10/25/45 #•	90,263	90,644
Series 2016-4 B1 144A 3.841% 10/25/46 #•	93,641	95,644
Series 2016-4 B2 144A 3.841% 10/25/46 #•	93,641	95,125
Series 2017-1 B2 144A 3.549% 1/25/47 #•	80,961	79,642
Series 2017-2 A3 144A 3.50% 5/25/47 #•	33,171	33,003
Series 2018-3 A5 144A 3.50% 9/25/48 #•	89,697	89,866
Series 2018-4 A15 144A 3.50% 10/25/48 #•	47,181	47,345
Series 2018-6 1A4 144A 3.50% 12/25/48 #•	406,388	407,870

	NQ-023 [4/19] 6/19 (869262) 13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2018-7FRB A2 144A 3.236% (LIBOR01M +
0.75%) 4/25/46 #•	34,008	$33,950
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	90,333	91,066
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	31,620	31,672
Series 2015-1 B2 144A 3.877% 1/25/45 #•	44,828	45,460
Series 2017-4 A1 144A 3.50% 7/25/47 #•	80,518	80,263
Series 2018-5 A4 144A 3.50% 5/25/48 #•	90,522	90,712
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	11,540	1,365
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.192% 4/25/36 •	6,587	6,582
Total Non-Agency Collateralized Mortgage Obligations (cost $3,412,475)		3,430,019

Non-Agency Commercial Mortgage-Backed Securities – 4.91%
BANK
Series 2017-BNK4 XA 1.598% 5/15/50 •	447,485	36,139
Series 2017-BNK5 B 3.896% 6/15/60 •	60,000	60,838
Series 2017-BNK7 A5 3.435% 9/15/60	65,000	66,222
BENCHMARK Mortgage Trust
Series 2018-B6 A4 4.261% 10/10/51	80,000	86,561
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	60,000	61,362
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	300,000	311,603
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	85,802
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	77,469
Series 2017-C4 A4 3.471% 10/12/50	45,000	45,943
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	110,395
Series 2014-CR19 A5 3.796% 8/10/47	80,000	83,135
Series 2015-CR23 A4 3.497% 5/10/48	85,000	87,272
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	70,000	72,692
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	100,000	100,871
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	150,000	153,319
Series 2015-GC32 A4 3.764% 7/10/48	75,000	78,128

14 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	75,000	$75,873
Series 2018-GS9 A4 3.992% 3/10/51 •	40,000	42,264
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.45% 2/15/48 •	1,110,236	50,610
Series 2015-C31 A3 3.801% 8/15/48	105,000	109,220
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.748% 8/12/37 •	35,000	35,581
Series 2013-LC11 B 3.499% 4/15/46	130,000	130,263
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	89,775
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	85,017
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	56,697	39,142
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	100,000	94,526
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 •	70,000	74,287
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 XA 1.063% 9/15/58 •	1,870,490	84,744
Series 2015-NXS3 A4 3.617% 9/15/57	45,000	46,378
Series 2017-C38 A5 3.453% 7/15/50	90,000	91,493
Series 2017-RB1 XA 1.435% 3/15/50 •	992,580	79,170
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,704,412)		2,646,094

Loan Agreements – 3.39%
Applied Systems 2nd Lien 9.483% (LIBOR01M + 7.00%)
9/19/25 •	270,000	275,484
Ball Metalpack Finco Tranche B 1st Lien 6.983%
(LIBOR01M + 4.50%) 7/31/25 •	69,300	69,474
Blue Ribbon 1st Lien 6.493% (LIBOR01M + 4.00%)
11/13/21 •	73,530	65,902
Deerfield Dakota Holding Tranche B 1st Lien 5.733%
(LIBOR01M + 3.25%) 2/13/25 •	173,250	171,987
DTZ US Borrower Tranche B 1st Lien 5.733% (LIBOR01M
+ 3.25%) 8/21/25 •	99,500	99,728
GIP III Stetson I Tranche B 1st Lien 6.73% (LIBOR01M +
4.25%) 7/18/25 •	84,310	84,652
Hyperion Insurance Group Tranche B 1st Lien 6.00%
(LIBOR01M + 3.50%) 12/20/24 •	135,288	135,626
NCI Building Systems Tranche B 1st Lien 6.547%
(LIBOR03M + 3.75%) 4/12/25 •	173,688	171,842
Penn National Gaming Tranche B1 1st Lien 4.733%
(LIBOR01M + 2.25%) 10/15/25 •	99,750	99,943

NQ-023 [4/19] 6/19 (869262) 15

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Stars Group Holdings Tranche B 1st Lien 6.101%
(LIBOR03M + 3.50%) 7/10/25 •		121,424	$122,152
Summit Midstream Partners Holdings Tranche B 1st Lien
8.483% (LIBOR01M + 6.00%) 5/21/22 •		178,750	178,378
Upfield USA Tranche B2 1st Lien 5.603% (LIBOR03M +
3.00%) 7/2/25 •		173,688	172,385
Vantage Specialty Chemicals Tranche B 1st Lien 6.05%
(LIBOR03M + 3.50%) 10/28/24 •		39,398	38,955
Verscend Holding Tranche B 1st Lien 6.983% (LIBOR01M
+ 4.50%) 8/27/25 •		139,300	140,432
Total Loan Agreements (cost $1,843,306)			1,826,940

Sovereign Bonds – 3.13%Δ
Argentina - 0.26%
Argentine Republic Government International Bond
5.625% 1/26/22		175,000	137,200
			137,200
Bermuda - 0.37%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	201,250
			201,250
Egypt - 0.75%
Egypt Government International Bond
144A 6.125% 1/31/22 #		200,000	202,621
144A 7.60% 3/1/29 #		200,000	202,020
			404,641
Ghana - 0.38%
Ghana Government International Bond 144A
7.875% 3/26/27 #		200,000	203,482
			203,482
Ivory Coast - 0.34%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	182,648
			182,648
Mexico - 0.11%
Mexican Bonos 7.75% 5/29/31	MXN	1,200,000	60,927
			60,927
Senegal - 0.34%
Senegal Government International Bond 144A
6.75% 3/13/48 #		200,000	184,762
			184,762

16 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
South Africa - 0.12%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	1,063,000	$67,118
			67,118
Sri Lanka - 0.46%
Sri Lanka Government International Bond 144A
5.75% 4/18/23 #		250,000	245,814
			245,814
Total Sovereign Bonds (cost $1,760,822)			1,687,842

Supranational Bank – 0.37%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		200,000	200,953
Total Supranational Bank (cost $196,148)			200,953

US Treasury Obligations – 0.94%
US Treasury Note
2.625% 2/15/29		500,000	505,225
Total US Treasury Obligations (cost $504,476)			505,225
		Number of shares
Preferred Stock – 1.33%
Bank of America 6.50% µy		400,000	438,380
US Bancorp 3.617% (LIBOR03M + 1.02%) y•		350	278,527
Total Preferred Stock (cost $682,710)			716,907

Short-Term Investments – 0.75%
Money Market Mutual Funds - 0.75%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.33%)		80,482	80,482
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.31%)		80,483	80,483
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.36%)		80,483	80,483
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.34%)		80,483	80,482
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.29%)		80,482	80,482
Total Short-Term Investments (cost $402,412)			402,412

NQ-023 [4/19] 6/19 (869262) 17

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

Total Value of Securities – 102.26%
(cost $55,084,963)	$55,121,661
Liabilities Net of Receivables and Other Assets – (2.26%) ★	(1,220,737)
Net Assets Applicable to 6,792,505 Shares Outstanding – 100.00%	$53,900,924

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2019, the aggregate value of Rule 144A securities was $22,972,358, which represents
42.62% of the Fund’s net assets.
◆ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤ PIK. 100% of the income received was in the form of both cash and par.
★ Of this amount, $56,000 represents cash pledged as collateral for open futures contracts.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019.
Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2019:

Foreign Currency Exchange Contracts
	Contracts to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
CITI	COP 592,822,820	USD (189,589)	6/14/19	$(6,665)

18 NQ-023 [4/19] 6/19 (869262)

(Unaudited)

Futures Contracts

Variation
Margin
Notional	Value/	Value/	Due from
Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation Depreciation	Brokers
US Treasury 5
1	yr Notes	$115,640	$115,948	6/28/19	$—	$308	$156
US Treasury 10
(40)	yr Notes	(4,946,875)	(4,956,227)	6/19/19	9,352	—	(9,375)
Total Futures Contracts	$(4,840,279)	$9,352	$308	$(9,219)
Swap Contracts
CDS Contracts[1]

Variation
Upfront	Margin
Reference Obligation/	Annual	Payments	Due from
Termination Date/	Notional	Protection	Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Brokers
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSC-CMBX. NA. BBB. 6[4]
5/11/63-
Monthly	460,000	3.00%	$(50,113	) $	(50,569	) $	456	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the
Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index).
Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses
(gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains)
on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

NQ-023 [4/19] 6/19 (869262) 19

Schedule of investments

Delaware Strategic Income Fund (Unaudited)

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,014).

4Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-
backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA
(highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US
Government.

Summary of abbreviations:
BADLARPP – Argentina Term Deposit Rate
BB – Barclays Bank
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CITI – Citibank, N.A.
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Securities Index North America
COP – Colombian Peso
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
PIK – Payment in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USD – US Dollar
yr – Year
ZAR – South African Rand

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